Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	1,953	5,117	6,555
(Income)/loss from discontinued operations, net of tax	0	(19)	169
Net income attributable to shareholders	1,953	5,098	6,724
Preferred securities dividends	(216)	(162)	(131)
Net income attributable to shareholders for basic earnings per share	1,737	4,936	6,593
Available for common shares	1,640	4,670	6,204
Available for unvested share-based payment awards	97	266	389
Net income/(loss) attributable to shareholders for diluted earnings per share	1,737	4,936	6,593
Available for common shares	1,640	4,671	6,214
Available for unvested share-based payment awards	97	265	379
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,198.5	1,194.8	1,174.2
Dilutive share options and warrants (in shares)	2.9	5.9	6.3
Dilutive share awards (in shares)	5.3	0.4	29.5
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,206.7	1,201.1	1,210.0
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	72.6	67.4	73.9
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share)	1.37	3.93	5.14
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	(0.02)	0.14
Basic earnings per share (in CHF per share)	1.37	3.91	5.28
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	1.36	3.91	5.01
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	(0.02)	0.13
Diluted earnings per share (in CHF per share)	1.36	3.89	5.14
Weighted-average potential dilutive common shares	37.3	50.2	57.3